American Century Investments®
Quarterly Portfolio Holdings
Short Duration Strategic Income Fund
June 30, 2024

Short Duration Strategic Income - Schedule of Investments
JUNE 30, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 45.1%
Aerospace and Defense — 1.0%
Boeing Co., 4.875%, 5/1/25	1,860,000	1,840,605
Boeing Co., 2.20%, 2/4/26	980,000	921,538
Boeing Co., 6.26%, 5/1/27(1)	429,000	432,062
Howmet Aerospace, Inc., 5.90%, 2/1/27	1,530,000	1,549,808
Spirit AeroSystems, Inc., 4.60%, 6/15/28	1,625,000	1,523,595
		6,267,608
Air Freight and Logistics — 0.4%
GXO Logistics, Inc., 1.65%, 7/15/26	3,000,000	2,767,095
Automobiles — 1.5%
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	1,700,000	1,687,699
Ford Motor Credit Co. LLC, 5.80%, 3/5/27	1,530,000	1,530,651
General Motors Financial Co., Inc., 5.40%, 4/6/26	2,650,000	2,645,379
General Motors Financial Co., Inc., 5.35%, 7/15/27	1,415,000	1,411,523
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(1)	2,200,000	2,253,622
		9,528,874
Banks — 10.8%
Banco Santander SA, VRN, 6.53%, 11/7/27	2,400,000	2,455,747
Banco Santander SA, VRN, 5.55%, 3/14/28	3,200,000	3,195,053
Bancolombia SA, VRN, 4.625%, 12/18/29	1,300,000	1,256,612
Bank of America Corp., VRN, 5.93%, 9/15/27	4,115,000	4,160,242
Bank of America Corp., VRN, 5.82%, 9/15/29	1,865,000	1,904,395
Bank of Montreal, VRN, 7.70%, 5/26/84	1,525,000	1,561,432
Bank of Nova Scotia, 5.35%, 12/7/26	1,540,000	1,542,350
Barclays PLC, VRN, 7.39%, 11/2/28	1,670,000	1,760,233
BNP Paribas SA, VRN, 5.18%, 1/9/30(1)	2,000,000	1,979,654
BPCE SA, 4.625%, 7/11/24(1)	1,500,000	1,498,927
BPCE SA, 5.15%, 7/21/24(1)	2,600,000	2,597,638
BPCE SA, 5.28%, 5/30/29(1)	2,735,000	2,725,555
CaixaBank SA, VRN, 5.67%, 3/15/30(1)	393,000	391,488
Citigroup, Inc., VRN, 5.17%, 2/13/30	3,060,000	3,042,792
Citizens Bank NA, VRN, 5.28%, 1/26/26	2,260,000	2,246,913
Danske Bank AS, VRN, 6.26%, 9/22/26(1)	1,577,000	1,588,461
Danske Bank AS, VRN, 1.55%, 9/10/27(1)	1,500,000	1,377,850
Danske Bank AS, VRN, 5.71%, 3/1/30(1)	1,071,000	1,074,412
Discover Bank, 3.45%, 7/27/26	1,770,000	1,690,887
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	1,405,000	1,510,105
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	281,000	281,062
Goldman Sachs Bank USA, VRN, 5.41%, 5/21/27	1,380,000	1,378,183
HSBC Holdings PLC, VRN, 5.89%, 8/14/27	4,490,000	4,524,759
HSBC Holdings PLC, VRN, 7.39%, 11/3/28	1,925,000	2,036,419
Huntington National Bank, VRN, 5.70%, 11/18/25	1,560,000	1,557,800
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	895,000	855,999
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29	1,285,000	1,289,594
Lloyds Banking Group PLC, VRN, 5.87%, 3/6/29	1,530,000	1,552,270
M&T Bank Corp., VRN, 7.41%, 10/30/29	1,455,000	1,531,357
National Bank of Canada, 5.60%, 12/18/28	1,530,000	1,546,753
Nordea Bank Abp, 5.00%, 3/19/27(1)	2,425,000	2,421,585
Societe Generale SA, VRN, 5.63%, 1/19/30(1)	1,555,000	1,534,211

Svenska Handelsbanken AB, 5.125%, 5/28/27(1)	864,000	864,372
Synchrony Bank, 5.40%, 8/22/25	837,000	830,977
Truist Bank, VRN, 2.64%, 9/17/29	1,564,000	1,530,523
Wells Fargo & Co., VRN, 6.30%, 10/23/29	3,710,000	3,850,724
		67,147,334
Building Products — 0.4%
Standard Industries, Inc., 5.00%, 2/15/27(1)	2,380,000	2,315,664
Capital Markets — 4.6%
Ares Capital Corp., 5.95%, 7/15/29	775,000	762,082
Ares Strategic Income Fund, 6.35%, 8/15/29(1)	920,000	912,812
Banco BTG Pactual SA, 6.25%, 4/8/29(1)	210,000	211,181
Blackstone Private Credit Fund, 7.30%, 11/27/28(1)	957,000	992,263
Blackstone Private Credit Fund, 5.95%, 7/16/29(1)	880,000	862,187
Blue Owl Capital Corp., 3.40%, 7/15/26	1,528,000	1,440,152
Blue Owl Credit Income Corp., 7.75%, 1/15/29	3,130,000	3,233,651
Charles Schwab Corp., VRN, 5.64%, 5/19/29	840,000	851,329
Charles Schwab Corp., VRN, 6.20%, 11/17/29	485,000	504,580
CI Financial Corp., 7.50%, 5/30/29(1)	910,000	901,846
Deutsche Bank AG, 5.41%, 5/10/29	2,130,000	2,127,395
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	1,240,000	1,294,858
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	1,540,000	1,567,691
Golub Capital BDC, Inc., 7.05%, 12/5/28	1,309,000	1,337,220
Intercontinental Exchange, Inc., 3.625%, 9/1/28(1)	3,362,000	3,171,734
Main Street Capital Corp., 6.50%, 6/4/27	1,230,000	1,231,438
Morgan Stanley, VRN, 6.41%, 11/1/29	3,840,000	4,007,522
Northern Trust Corp., VRN, 3.375%, 5/8/32	1,017,000	961,119
Nuveen LLC, 5.55%, 1/15/30(1)	1,125,000	1,131,499
UBS Group AG, VRN, 6.44%, 8/11/28(1)	900,000	923,096
		28,425,655
Commercial Services and Supplies — 0.2%
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	1,235,000	1,245,853
Consumer Finance — 1.2%
Avolon Holdings Funding Ltd., 2.875%, 2/15/25(1)	1,375,000	1,347,282
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	2,365,000	2,402,755
Bread Financial Holdings, Inc., 9.75%, 3/15/29(1)	1,590,000	1,671,904
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	1,590,000	1,658,880
Navient Corp., 5.875%, 10/25/24	510,000	509,608
		7,590,429
Containers and Packaging — 1.0%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	2,690,000	2,651,724
Berry Global, Inc., 4.50%, 2/15/26(1)	2,858,000	2,799,457
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	633,000	622,691
		6,073,872
Distributors — 0.1%
Gates Corp., 6.875%, 7/1/29(1)	830,000	845,513
Diversified REITs — 2.2%
Agree LP, 2.00%, 6/15/28	1,900,000	1,679,292
Brandywine Operating Partnership LP, 8.875%, 4/12/29	968,000	1,009,344
Brixmor Operating Partnership LP, 3.90%, 3/15/27	3,290,000	3,162,265
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	1,310,000	1,300,293
Highwoods Realty LP, 4.20%, 4/15/29	1,360,000	1,247,119
Piedmont Operating Partnership LP, 9.25%, 7/20/28	1,385,000	1,478,347
Store Capital LLC, 4.50%, 3/15/28	758,000	721,816
Store Capital LLC, 4.625%, 3/15/29	1,637,000	1,547,063

Trust Fibra Uno, 4.87%, 1/15/30(1)	1,720,000	1,510,836
		13,656,375
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 7.30%, 8/15/26	1,725,000	1,769,612
Sprint Capital Corp., 6.875%, 11/15/28	1,440,000	1,527,584
Verizon Communications, Inc., 7.75%, 12/1/30	156,000	177,649
		3,474,845
Electric Utilities — 1.4%
Emera, Inc., VRN, 6.75%, 6/15/76	930,000	926,460
Jersey Central Power & Light Co., 4.30%, 1/15/26(1)	2,500,000	2,456,759
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(1)	1,643,000	1,641,965
Tierra Mojada Luxembourg II SARL, 5.75%, 12/1/40(1)	1,382,523	1,248,244
Vistra Operations Co. LLC, 5.125%, 5/13/25(1)	2,500,000	2,486,711
		8,760,139
Electrical Equipment — 0.4%
Regal Rexnord Corp., 6.05%, 2/15/26	2,520,000	2,527,461
Entertainment — 0.5%
Take-Two Interactive Software, Inc., 5.40%, 6/12/29	1,850,000	1,861,049
Warnermedia Holdings, Inc., 3.64%, 3/15/25	659,000	648,906
Warnermedia Holdings, Inc., 3.79%, 3/15/25	442,000	435,636
		2,945,591
Financial Services — 1.4%
Antares Holdings LP, 3.95%, 7/15/26(1)	1,200,000	1,135,187
Antares Holdings LP, 2.75%, 1/15/27(1)	1,531,000	1,391,369
Corebridge Global Funding, 5.35%, 6/24/26(1)	1,113,000	1,112,606
Corebridge Global Funding, 5.75%, 7/2/26(1)	1,480,000	1,485,958
Essent Group Ltd., 6.25%, 7/1/29(2)	1,530,000	1,531,294
NMI Holdings, Inc., 6.00%, 8/15/29	1,715,000	1,701,501
		8,357,915
Ground Transportation — 1.0%
Ashtead Capital, Inc., 4.375%, 8/15/27(1)	3,800,000	3,661,648
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 1/12/27(1)	793,000	791,798
SMBC Aviation Capital Finance DAC, 5.30%, 4/3/29(1)	1,750,000	1,735,298
		6,188,744
Health Care Equipment and Supplies — 0.5%
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 4/1/29(1)	1,928,000	1,952,231
Solventum Corp., 5.45%, 2/25/27(1)	1,260,000	1,259,033
		3,211,264
Health Care Providers and Services — 1.7%
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	230,000	225,699
HCA, Inc., 5.20%, 6/1/28	1,720,000	1,713,635
Icon Investments Six DAC, 5.81%, 5/8/27	3,040,000	3,071,302
IQVIA, Inc., 5.70%, 5/15/28	1,425,000	1,442,143
IQVIA, Inc., 6.25%, 2/1/29	650,000	668,561
Select Medical Corp., 6.25%, 8/15/26(1)	1,150,000	1,156,608
Tenet Healthcare Corp., 6.25%, 2/1/27	400,000	400,082
Universal Health Services, Inc., 1.65%, 9/1/26	2,163,000	1,989,784
		10,667,814
Hotels, Restaurants and Leisure — 0.8%
Hyatt Hotels Corp., 1.80%, 10/1/24	2,000,000	1,979,018
Hyatt Hotels Corp., 5.75%, 1/30/27	651,000	657,633
Las Vegas Sands Corp., 5.90%, 6/1/27	2,380,000	2,393,467
		5,030,118
Household Durables — 0.3%
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	1,571,000	1,559,100

Industrial REITs — 0.3%
LXP Industrial Trust, 6.75%, 11/15/28	1,605,000	1,665,491
Insurance — 2.4%
Athene Global Funding, 1.45%, 1/8/26(1)	1,900,000	1,784,519
Athene Global Funding, 5.62%, 5/8/26(1)	1,810,000	1,812,142
Brighthouse Financial Global Funding, 5.65%, 6/10/29(1)	1,230,000	1,230,025
CNO Global Funding, 5.875%, 6/4/27(1)	1,535,000	1,540,921
GA Global Funding Trust, 3.85%, 4/11/25(1)	1,966,000	1,935,012
GA Global Funding Trust, 2.25%, 1/6/27(1)	2,650,000	2,451,271
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	1,340,000	1,248,866
Metropolitan Life Insurance Co., 7.80%, 11/1/25(1)	2,970,000	3,046,683
		15,049,439
IT Services — 0.5%
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	1,080,000	1,092,833
Kyndryl Holdings, Inc., 2.70%, 10/15/28	2,485,000	2,210,196
		3,303,029
Leisure Products — 0.4%
Mattel, Inc., 5.875%, 12/15/27(1)	2,270,000	2,277,112
Life Sciences Tools and Services — 0.6%
Illumina, Inc., 5.80%, 12/12/25	3,590,000	3,595,349
Machinery — 0.2%
AGCO Corp., 5.45%, 3/21/27	940,000	942,517
Media — 1.0%
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	2,945,000	2,773,416
TEGNA, Inc., 4.75%, 3/15/26(1)	2,175,000	2,128,658
Warner Media LLC, 3.80%, 2/15/27	1,658,000	1,554,997
		6,457,071
Metals and Mining — 0.2%
CSN Inova Ventures, 6.75%, 1/28/28(1)	1,600,000	1,522,159
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	2,942,000	2,789,419
Oil, Gas and Consumable Fuels — 1.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	2,600,000	2,649,439
Ecopetrol SA, 5.375%, 6/26/26	1,500,000	1,470,558
Energy Transfer LP, 5.625%, 5/1/27(1)	1,550,000	1,544,038
Petroleos Mexicanos, 5.35%, 2/12/28	1,715,000	1,542,362
SierraCol Energy Andina LLC, 6.00%, 6/15/28(1)	1,700,000	1,520,940
		8,727,337
Passenger Airlines — 1.1%
American Airlines Group, Inc., 3.75%, 3/1/25(1)	2,050,000	2,019,339
American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.70%, 4/15/27	1,528,214	1,488,145
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(1)	526,500	520,223
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)	1,805,000	1,719,254
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	1,287,000	1,290,592
		7,037,553
Pharmaceuticals — 0.2%
Perrigo Finance Unlimited Co., 3.90%, 12/15/24	1,100,000	1,086,631
Real Estate Management and Development — 0.2%
Newmark Group, Inc., 7.50%, 1/12/29(1)	1,121,000	1,153,323
Retail REITs — 0.6%
SITE Centers Corp., 3.625%, 2/1/25	2,098,000	2,070,607
SITE Centers Corp., 4.70%, 6/1/27	1,520,000	1,509,899
		3,580,506
Software — 0.8%
Open Text Corp., 6.90%, 12/1/27(1)	2,259,000	2,346,410

Oracle Corp., 2.65%, 7/15/26	1,380,000	1,308,180
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	1,550,000	1,527,332
		5,181,922
Specialized REITs — 1.4%
American Tower Corp., 5.25%, 7/15/28	2,035,000	2,031,558
EPR Properties, 4.50%, 6/1/27	1,600,000	1,531,182
VICI Properties LP, 4.375%, 5/15/25	1,890,000	1,866,475
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25(1)	3,000,000	2,961,867
		8,391,082
Textiles, Apparel and Luxury Goods — 0.3%
Tapestry, Inc., 7.35%, 11/27/28	1,730,000	1,795,990
Trading Companies and Distributors — 0.8%
AerCap Holdings NV, VRN, 5.875%, 10/10/79	1,500,000	1,494,017
Aircastle Ltd., 6.50%, 7/18/28(1)	2,160,000	2,201,377
Aircastle Ltd., 5.95%, 2/15/29(1)	765,000	765,118
Herc Holdings, Inc., 6.625%, 6/15/29(1)	513,000	520,566
		4,981,078
Transportation Infrastructure — 0.2%
Rumo Luxembourg SARL, 5.25%, 1/10/28	1,305,000	1,256,603
TOTAL CORPORATE BONDS (Cost $278,499,765)		279,380,874
U.S. TREASURY SECURITIES — 20.9%
U.S. Treasury Notes, 1.13%, 1/15/25(3)	2,000,000	1,956,048
U.S. Treasury Notes, 4.625%, 2/28/26	15,000,000	14,947,852
U.S. Treasury Notes, 4.50%, 3/31/26	15,000,000	14,922,656
U.S. Treasury Notes, 4.875%, 4/30/26	13,000,000	13,020,820
U.S. Treasury Notes, 4.375%, 8/15/26	7,700,000	7,650,672
U.S. Treasury Notes, 4.625%, 9/15/26	35,000,000	34,958,984
U.S. Treasury Notes, 2.00%, 11/15/26	700,000	658,820
U.S. Treasury Notes, 4.625%, 11/15/26	19,800,000	19,793,813
U.S. Treasury Notes, 4.00%, 1/15/27	17,000,000	16,755,293
U.S. Treasury Notes, 4.50%, 5/15/27	5,000,000	4,993,945
TOTAL U.S. TREASURY SECURITIES (Cost $129,676,809)		129,658,903
COLLATERALIZED LOAN OBLIGATIONS — 7.4%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class AS, VRN, 7.04%, (1-month SOFR plus 1.71%), 6/15/36(1)	744,000	738,136
AIMCO CLO, Series 2018-AA, Class D, VRN, 8.13%, (3-month SOFR plus 2.81%), 4/17/31(1)	2,000,000	2,004,544
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 7.19%, (3-month SOFR plus 1.86%), 4/30/31(1)	1,000,000	1,003,165
AMMC CLO XIII Ltd., Series 2020-2, Class A3R2, VRN, 7.83%, (3-month SOFR plus 2.51%), 7/24/29(1)	1,500,000	1,500,684
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.79%, (1-month SOFR plus 1.46%), 11/15/36(1)	1,321,000	1,315,543
Bain Capital Credit CLO Ltd., Series 2019-2A, Class CR, VRN, 7.68%, (3-month SOFR plus 2.36%), 10/17/32(1)	1,910,000	1,910,960
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, VRN, 7.73%, (3-month SOFR plus 2.40%), 7/15/31(1)	1,616,068	1,620,905
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 7.59%, (1-month SOFR plus 2.26%), 9/15/35(1)	1,753,000	1,760,345
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 7.78%, (3-month SOFR plus 2.46%), 8/14/30(1)	1,050,000	1,051,462
CBAM Ltd., Series 2017-1A, Class B, VRN, 7.39%, (3-month SOFR plus 2.06%), 7/20/30(1)	650,000	652,724
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.09%, (3-month SOFR plus 1.76%), 4/15/32(1)	611,688	612,284
Cook Park CLO Ltd., Series 2018-1A, Class C, VRN, 7.33%, (3-month SOFR plus 2.01%), 4/17/30(1)	2,000,000	2,004,747
Dewolf Park CLO Ltd., Series 2017-1A, Class AR, VRN, 6.51%, (3-month SOFR plus 1.18%), 10/15/30(1)	2,418,936	2,420,024
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 7.28%, (3-month SOFR plus 1.96%), 11/15/28(1)	1,775,000	1,777,577
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 6.84%, (1-month SOFR plus 1.51%), 6/16/36(1)	3,042,000	2,979,552

KKR CLO 10 Ltd., Series 10, Class BR, VRN, 7.30%, (3-month SOFR plus 1.96%), 9/15/29(1)	1,500,000	1,501,977
KKR Static CLO I Ltd., Series 2022-1A, Class BR, VRN, 7.32%, (3-month SOFR plus 2.00%), 7/20/31(1)	2,050,000	2,056,310
Magnetite XXIX Ltd., Series 2021-29A, Class B, VRN, 6.99%, (3-month SOFR plus 1.66%), 1/15/34(1)	1,425,000	1,426,167
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 7.29%, (3-month SOFR plus 1.96%), 1/16/31(1)	2,000,000	2,011,073
Palmer Square CLO Ltd., Series 2013-2A, Class A1A3, VRN, 6.58%, (3-month SOFR plus 1.26%), 10/17/31(1)	1,402,374	1,403,701
PFP Ltd., Series 2022-9, Class A, VRN, 7.60%, (1-month SOFR plus 2.27%), 8/19/35(1)	1,356,000	1,356,000
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 7.72%, (1-month SOFR plus 2.37%), 10/25/39(1)	1,661,078	1,667,090
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 6.78%, (3-month SOFR plus 1.45%), 10/20/30(1)	558,506	558,779
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 7.63%, (1-month SOFR plus 2.30%), 6/17/37(1)	1,751,684	1,756,460
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 7.39%, (3-month SOFR plus 2.06%), 1/15/30(1)	1,500,000	1,503,478
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 6.64%, (1-month SOFR plus 1.31%), 3/15/38(1)	1,750,283	1,741,026
TRTX Issuer Ltd., Series 2022-FL5, Class AS, VRN, 7.48%, (1-month SOFR plus 2.15%), 2/15/39(1)	1,964,500	1,940,538
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 7.99%, (3-month SOFR plus 2.66%), 9/15/30(1)	3,450,000	3,457,152
Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.57%, (3-month SOFR plus 1.24%), 7/20/30(1)	189,350	189,431
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $45,463,936)		45,921,834
PREFERRED STOCKS — 7.3%
Banks — 5.5%
Banco Bilbao Vizcaya Argentaria SA, 6.50%	2,394,000	2,382,782
Banco Santander SA, 4.75%	2,800,000	2,509,648
Bank of Nova Scotia, 4.90%	2,205,000	2,166,965
Barclays PLC, 6.125%	2,180,000	2,139,108
BNP Paribas SA, 7.375%(1)	2,410,000	2,410,012
Commerzbank AG, 7.00%	2,400,000	2,385,069
Credit Agricole SA, 6.875%(1)	500,000	499,022
Credit Agricole SA, 8.125%(1)	2,225,000	2,260,920
Danske Bank AS, 7.00%	2,218,000	2,218,000
HSBC Holdings PLC, 6.00%	1,500,000	1,452,148
HSBC Holdings PLC, 6.375%	1,535,000	1,532,508
ING Groep NV, 6.50%	1,540,000	1,528,105
Intesa Sanpaolo SpA, 7.70%(1)	2,425,000	2,424,812
Lloyds Banking Group PLC, 7.50%	1,490,000	1,493,187
NatWest Group PLC, 6.00%	1,080,000	1,059,196
NatWest Group PLC, 8.00%	1,335,000	1,345,026
Nordea Bank Abp, 6.625%(1)	2,160,000	2,148,999
Societe Generale SA, 8.00%(1)	2,415,000	2,413,720
		34,369,227
Capital Markets — 1.3%
Charles Schwab Corp., 5.375%	1,720,000	1,704,993
Deutsche Bank AG, 7.50%	2,400,000	2,367,828
Goldman Sachs Group, Inc., 5.50%	1,360,000	1,356,206
UBS Group AG, 6.875%	2,350,000	2,335,025
		7,764,052
Electric Utilities — 0.3%
Duke Energy Corp., 4.875%	2,046,000	2,033,414
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%(1)	1,270,000	1,230,809
TOTAL PREFERRED STOCKS (Cost $45,367,556)		45,397,502

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.9%
Private Sponsor Collateralized Mortgage Obligations — 5.6%

Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(1)		652,220	632,803
Angel Oak Mortgage Trust, Series 2019-6, Class M1, VRN, 3.39%, 11/25/59(1)		1,750,000	1,619,998
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)		963,606	913,738
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 6.94%, (30-day average SOFR plus 1.60%), 8/25/54(1)		1,506,542	1,514,070
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.19%, (30-day average SOFR plus 2.85%), 10/25/34(1)		304,634	306,391
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)		1,875,000	1,861,436
MFA Trust, Series 2023-NQM3, Class A1, SEQ, 6.62%, 7/25/68(1)		2,334,549	2,349,711
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(1)		1,471,706	1,483,384
OBX Trust, Series 2022-NQM9, Class A2, 6.45%, 9/25/62(1)		2,447,115	2,447,216
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(1)		1,992,214	2,001,989
OBX Trust, Series 2024-NQM8, Class A1, 6.23%, 5/25/64(1)		1,314,242	1,321,256
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 7.19%, (30-day average SOFR plus 1.85%), 11/25/31(1)		6,954	6,959
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)		712,415	719,547
RCKT Mortgage Trust, Series 2024-CES4, Class A3, SEQ, 6.67%, 6/25/44(1)		2,675,000	2,697,075
Residential Mortgage Loan Trust, Series 2020-2, Class M1, SEQ, VRN, 3.57%, 5/25/60(1)		1,800,000	1,594,283
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 8.74%, (30-day average SOFR plus 3.40%), 11/25/33(1)		1,800,000	1,838,588
Verus Securitization Trust, Series 2020-4, Class A3, SEQ, 2.32%, 5/25/65(1)		193,236	185,149
Verus Securitization Trust, Series 2021-R3, Class A3, VRN, 1.38%, 4/25/64(1)		724,448	650,081
Verus Securitization Trust, Series 2024-4, Class A1, 6.22%, 6/25/69(1)		1,969,594	1,978,331
Verus Securitization Trust, Series 2024-4, Class A2, 6.57%, 6/25/69(1)		2,068,074	2,079,030
Verus Securitization Trust, Series 2024-4, Class A3, 6.67%, 6/25/69(1)		1,969,594	1,979,682
Verus Securitization Trust, Series 2024-5, Class A1, 6.19%, 6/25/69(1)		1,975,000	1,981,702
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)		2,346,228	2,361,516
			34,523,935
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 2022-DNA5, Class M1A, VRN, 8.29%, (30-day average SOFR plus 2.95%), 6/25/42(1)		1,068,681	1,097,726
FHLMC, Series 2022-DNA6, Class M1A, VRN, 7.49%, (30-day average SOFR plus 2.15%), 9/25/42(1)		514,640	521,783
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46		1,355,039	243,692
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47		940,384	157,064
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42		1,307,090	187,083
			2,207,348
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $36,802,718)			36,731,283
ASSET-BACKED SECURITIES — 5.0%
AASET Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)		1,255,922	1,112,438
Affirm Asset Securitization Trust, Series 2024-X1, Class A, SEQ, 6.27%, 5/15/29(1)		1,733,936	1,737,554
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)		1,288,812	1,150,034
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		832,547	777,001
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)		288,167	269,487
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)		1,143,858	1,076,893
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	2,650,000	1,810,825
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	1,850,000	1,254,965
Diamond Resorts Owner Trust, Series 2021-1A, Class C, 2.70%, 11/21/33(1)		207,882	197,662
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(1)		1,657,275	1,550,974
Enterprise Fleet Financing LLC, Series 2024-1, Class A3, SEQ, 5.16%, 9/20/30(1)		2,200,000	2,200,339
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		2,000,000	1,842,141
GAIA Aviation Ltd., Series 2019-1, Class A, 3.97%, 12/15/44(1)		406,768	374,723
Global SC Finance II SRL, Series 2014-1A, Class A2, SEQ, 3.09%, 7/17/29(1)		148,379	148,132
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)		1,075,928	1,083,291
LUNAR AIRCRAFT Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(1)		1,262,686	1,200,654
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		2,301,623	2,046,328
MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class B, 7.59%, 4/20/54(1)		650,000	658,238
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)		2,570,000	2,220,131
NP SPE II LLC, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)		885,669	853,773

Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, SEQ, 5.71%, 2/16/27	1,225,005	1,225,416
SBA Tower Trust, Series 2014-2A, Class C, SEQ, 3.87%, 10/15/49(1)	2,335,000	2,320,038
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class D, 4.54%, 5/20/36(1)	92,539	92,309
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)	62,661	62,064
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)	1,421,875	1,263,095
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)	2,500,000	2,333,010
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	12,510	12,415
TOTAL ASSET-BACKED SECURITIES (Cost $32,329,216)		30,873,930
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.6%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	462,000	350,914
Bank, Series 2019-BN17, Class D, 3.00%, 4/15/52(1)	612,000	473,095
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 7.60%, (1-month SOFR plus 2.27%), 11/15/34(1)	1,683,000	35,343
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 8.29%, (1-month SOFR plus 2.96%), 11/15/34(1)	1,581,000	16,601
Benchmark Mortgage Trust, Series 2018-B5, Class D, VRN, 3.25%, 7/15/51(1)	834,000	616,707
Benchmark Mortgage Trust, Series 2019-B13, Class D, 2.50%, 8/15/57(1)	463,000	322,350
BXHPP Trust, Series 2021-FILM, Class E, VRN, 7.44%, (1-month SOFR plus 2.11%), 8/15/36(1)	1,400,000	1,255,489
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 6.59%, (1-month SOFR plus 1.26%), 11/15/38(1)	799,000	795,662
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 6.94%, (1-month SOFR plus 1.61%), 11/15/38(1)	1,726,000	1,717,019
ELP Commercial Mortgage Trust, Series 2021-ELP, Class B, VRN, 6.56%, (1-month SOFR plus 1.23%), 11/15/38(1)	644,250	636,849
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 8.29%, (1-month SOFR plus 2.96%), 7/15/38(1)	1,452,471	1,451,762
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, SEQ, 3.14%, 12/10/36(1)	1,943,000	1,915,432
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, VRN, 4.10%, 12/10/36(1)	974,000	950,244
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	1,853,000	1,680,727
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 6.84%, (1-month SOFR plus 1.51%), 3/15/38(1)	3,061,952	2,977,803
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	437,000	346,547
Morgan Stanley Capital I Trust, Series 2018-L1, Class D, 3.00%, 10/15/51(1)	769,000	594,873
One New York Plaza Trust, Series 2020-1NYP, Class B, VRN, 6.94%, (1-month SOFR plus 1.61%), 1/15/36(1)	1,512,000	1,421,833
SMRT, Series 2022-MINI, Class B, VRN, 6.68%, (1-month SOFR plus 1.35%), 1/15/39(1)	1,000,000	986,144
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.92%, 12/10/34(1)	2,990,000	3,042,268
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.31%, 12/15/51(1)	381,000	326,361
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D, VRN, 2.60%, 11/15/50(1)	393,000	309,827
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class D, 2.50%, 2/15/53(1)	470,000	312,922
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $25,630,915)		22,536,772
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.0%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.0%
GNMA, 6.50%, TBA (Cost $18,214,255)	17,988,000	18,247,116
BANK LOAN OBLIGATIONS(4) — 1.5%
Aerospace and Defense — 0.2%
TransDigm, Inc., 2023 Term Loan I, 8.08%, (3-month SOFR plus 2.75%), 8/24/28	990,019	992,929
Health Care Providers and Services — 0.2%
Star Parent, Inc., Term Loan B, 9.08%, (3-month SOFR plus 3.75%), 9/27/30	1,591,013	1,591,641
Passenger Airlines — 0.1%
American Airlines, Inc., 2023 Term Loan B, 8.19%, (1-month SOFR plus 2.75%), 2/15/28	475,300	474,839
Pharmaceuticals — 0.5%
Elanco Animal Health, Inc., Term Loan B, 8/1/27(5)	2,850,000	2,843,103

Specialty Retail — 0.3%
LBM Acquisition LLC, Term Loan B, 12/17/27(5)	2,030,000	2,029,158
Textiles, Apparel and Luxury Goods — 0.2%

Hanesbrands, Inc., 2023 Term Loan B, 9.09%, (1-month SOFR plus 3.75%), 3/8/30	987,500	991,820
TOTAL BANK LOAN OBLIGATIONS (Cost $8,876,242)		8,923,490
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Panama — 0.2%
Panama Government International Bonds, 9.375%, 4/1/29 (Cost $1,098,209)	975,000	1,087,855
SHORT-TERM INVESTMENTS — 3.0%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	111,754	111,754
Repurchase Agreements — 3.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 8/15/25, valued at $1,177,533), in a joint trading account at 5.29%, dated 6/28/24, due 7/1/24 (Delivery value $1,154,048)		1,153,539
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 8/15/27, valued at $12,609,315), at 5.30%, dated 6/28/24, due 7/1/24 (Delivery value $12,367,460)		12,362,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.875% - 1.875%, 7/31/24 - 9/30/26, valued at $4,713,531), at 5.29%, dated 6/28/24, due 7/1/24 (Delivery value $4,621,036)		4,619,000
		18,134,539
TOTAL SHORT-TERM INVESTMENTS (Cost $18,246,293)		18,246,293
TOTAL INVESTMENT SECURITIES — 102.9% (Cost $640,205,914)		637,005,852
OTHER ASSETS AND LIABILITIES — (2.9)%		(17,679,060)
TOTAL NET ASSETS — 100.0%		$619,326,792

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,056,426	CAD	4,197,695	Citibank N.A.	9/18/24	$(17,566)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	657	September 2024	$134,171,719	$275,972
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	484	September 2024	$51,583,812	$(321,487)
U.S. Treasury 10-Year Notes	45	September 2024	4,949,297	(58,978)
U.S. Treasury 10-Year Ultra Notes	46	September 2024	5,222,437	(73,509)
U.S. Treasury Long Bonds	1	September 2024	118,313	(2,447)
			$61,873,859	$(456,421)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $269,654,859, which represented 43.5% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $1,215,684.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The interest rate will be determined upon settlement of the bank loan obligation after period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$279,380,874	—
U.S. Treasury Securities	—	129,658,903	—
Collateralized Loan Obligations	—	45,921,834	—
Preferred Stocks	—	45,397,502	—
Collateralized Mortgage Obligations	—	36,731,283	—
Asset-Backed Securities	—	30,873,930	—
Commercial Mortgage-Backed Securities	—	22,536,772	—
U.S. Government Agency Mortgage-Backed Securities	—	18,247,116	—
Bank Loan Obligations	—	8,923,490	—
Sovereign Governments and Agencies	—	1,087,855	—
Short-Term Investments	$111,754	18,134,539	—
	$111,754	$636,894,098	—
Other Financial Instruments
Futures Contracts	$275,972	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$456,421	—	—
Forward Foreign Currency Exchange Contracts	—	$17,566	—
	$456,421	$17,566	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.